Company financial information - Financial position (Details) € in Millions	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Non-current assets Abstract
Non-current assets | $	$ 3,839,000,000		$ 3,832,000,000
Current assets.
Other Receivables And Prepayments | $	114,000,000		106,000,000
Total current assets | $	1,840,000,000		1,630,000,000
TOTAL ASSETS | $	5,679,000,000		5,462,000,000		$ 5,669,000,000
Equity attributable to owners of the parent
Equity share capital | $	7,000,000		267,000,000
Share premium | $	5,989,000,000		5,989,000,000
Retained earnings | $	(972,000,000)		(738,000,000)
TOTAL EQUITY	(675,000,000)	€ (574)	(136,000,000)	€ (131)	$ 106,000,000	$ 455,000,000
Non-current liabilities.
Non-current liabilities | $	4,625,000,000		4,150,000,000
Current liabilities
Current liabilities | $	1,729,000,000		1,448,000,000
TOTAL LIABILITIES | $	6,354,000,000		5,598,000,000
TOTAL EQUITY and LIABILITIES | $	5,679,000,000		5,462,000,000
Parent
Non-current assets Abstract
Investments in subsidiary undertakings		2,446		3,001
Non-current assets		2,446		3,001
Current assets.
Amounts receivable from subsidiary undertakings		19		15
Other Receivables And Prepayments		7		3
Total current assets		26		18
TOTAL ASSETS		2,472		3,019
Equity attributable to owners of the parent
Equity share capital		6		256
Share premium		5,097		5,097
Legal reserve		1		1
Other reserves		(1,832)		(1,832)
Retained earnings		(1,662)		(1,051)
TOTAL EQUITY	$ 1,892,000,000	1,610	$ 2,567,000,000	2,471
Non-current liabilities.
Amount payable to subsidiary undertakings		809		256
Amounts payable to related parties		2		9
Other liabilities				1
Non-current liabilities		811		266
Current liabilities
Amounts payable to subsidiary undertakings		45		282
Other current liabilities		6
Current liabilities		51		282
TOTAL LIABILITIES		862		548
TOTAL EQUITY and LIABILITIES		€ 2,472		€ 3,019